Consolidated Investment Entities - Consolidation of Investment Entities into the Consolidated Statements of Operations (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenues:
Net investment income									$ 4,689.0		$ 4,697.9		$ 4,968.8
Fee income									3,666.3		3,515.4		3,603.6
Premiums									1,956.3		1,861.1		1,770.0
Realized capital gains (losses)									(2,534.8)		(1,280.8)		(1,531.4)
Other revenue									433.0		378.5		428.2
Income related to consolidated investment entities									548.7		443.2		479.6
Total revenues	2,364.0	2,435.3	2,140.6	1,818.6	2,203.8	2,564.3	3,361.9	1,485.3	8,758.5		9,615.3		9,718.8
Benefits and expenses:
Policyholder benefits and Interest credited and other benefits to contract owners									4,497.8		4,861.6		5,742.0
Other expense									3,314.3		4,031.0		3,557.1
Operating expenses related to consolidated investment entities									188.3		116.7		141.9
Total benefits and expenses	1,736.4	2,015.3	2,215.8	2,032.9	2,311.9	2,190.4	2,508.8	1,998.2	8,000.4		9,009.3		9,441.0
Income (loss) before income taxes	627.6	420.0	(75.2)	(214.3)	(108.1)	373.9	853.1	(512.9)	758.1		606.0		277.8
Income tax expense (benefit)									(32.5)		(5.2)		175.0
Net income (loss)	653.7	447.7	(85.3)	(225.5)	(106.9)	386.8	852.1	(520.8)	790.6		611.2		102.8
Less: Net income (loss) attributable to noncontrolling interest	105.6	101.1	(3.1)	(13.5)	(84.2)	20.3	217.7	(15.6)	190.1		138.2		190.9
Net income (loss) available to ING U.S., Inc.'s common shareholder	548.1	346.6	(82.2)	(212.0)	(22.7)	366.5	634.4	(505.2)	600.5		473.0		(88.1)
Before Consolidation
Revenues:
Net investment income									4,791.2	[1]	4,830.0	[1]	5,104.7	[1]
Fee income									3,723.8	[1]	3,565.6	[1]	3,614.5	[1]
Premiums									1,956.3	[1]	1,861.1	[1]	1,770.0	[1]
Realized capital gains (losses)									(2,534.8)	[1]	(1,280.8)	[1]	(1,531.4)	[1]
Other revenue									443.6	[1]	384.5	[1]	428.2	[1]
Income related to consolidated investment entities									0	[1]	0	[1]	0	[1]
Total revenues									8,380.1	[1]	9,360.4	[1]	9,386.0	[1]
Benefits and expenses:
Policyholder benefits and Interest credited and other benefits to contract owners									4,497.8	[1]	4,861.6	[1]	5,742.0	[1]
Other expense									3,314.3	[1]	4,031.0	[1]	3,557.1	[1]
Operating expenses related to consolidated investment entities									0	[1]	0	[1]	0	[1]
Total benefits and expenses									7,812.1	[1]	8,892.6	[1]	9,299.1	[1]
Income (loss) before income taxes									568.0	[1]	467.8	[1]	86.9	[1]
Income tax expense (benefit)									(32.5)	[1]	(5.2)	[1]	175.0	[1]
Net income (loss)									600.5	[1]	473.0	[1]	(88.1)	[1]
Less: Net income (loss) attributable to noncontrolling interest									0	[1]	0	[1]	0	[1]
Net income (loss) available to ING U.S., Inc.'s common shareholder									600.5	[1]	473.0	[1]	(88.1)	[1]
CLOs
Revenues:
Net investment income									0		0.5		0
Fee income									0		0		0
Premiums									0		0		0
Realized capital gains (losses)									0		0		0
Other revenue									0		0		0
Income related to consolidated investment entities									234.6		21.5		41.0
Total revenues									234.6		22.0		41.0
Benefits and expenses:
Policyholder benefits and Interest credited and other benefits to contract owners									0		0		0
Other expense									0		0		0
Operating expenses related to consolidated investment entities									222.6		142.1		91.7
Total benefits and expenses									222.6		142.1		91.7
Income (loss) before income taxes									12.0		(120.1)		(50.7)
Income tax expense (benefit)									0		0		0
Net income (loss)									12.0		(120.1)		(50.7)
Less: Net income (loss) attributable to noncontrolling interest									12.0		(120.1)		(50.7)
Net income (loss) available to ING U.S., Inc.'s common shareholder									0		0		0
VOEs
Revenues:
Net investment income									0		0		0
Fee income									0		0		0
Premiums									0		0		0
Realized capital gains (losses)									0		0		0
Other revenue									0		0		0
Income related to consolidated investment entities									322.6		415.1		438.6
Total revenues									322.6		415.1		438.6
Benefits and expenses:
Policyholder benefits and Interest credited and other benefits to contract owners									0		0		0
Other expense									0		0		0
Operating expenses related to consolidated investment entities									48.0		44.9		72.6
Total benefits and expenses									48.0		44.9		72.6
Income (loss) before income taxes									274.6		370.2		366.0
Income tax expense (benefit)									0		0		0
Net income (loss)									274.6		370.2		366.0
Less: Net income (loss) attributable to noncontrolling interest									0		0		0
Net income (loss) available to ING U.S., Inc.'s common shareholder									274.6		370.2		366.0
CLOs Adjustments
Revenues:
Net investment income									(5.7)	[2]	(20.7)	[2]	(11.5)	[2]
Fee income									(23.2)	[2]	(14.4)	[2]	(10.9)	[2]
Premiums									0	[2]	0	[2]	0	[2]
Realized capital gains (losses)									0	[2]	0	[2]	0	[2]
Other revenue									(10.0)	[2]	(6.0)	[2]	0	[2]
Income related to consolidated investment entities									(8.5)	[2]	6.6	[2]	0	[2]
Total revenues									(47.4)	[2]	(34.5)	[2]	(22.4)	[2]
Benefits and expenses:
Policyholder benefits and Interest credited and other benefits to contract owners									0	[2]	0	[2]	0	[2]
Other expense									0	[2]	0	[2]	0	[2]
Operating expenses related to consolidated investment entities									(47.4)	[2]	(34.5)	[2]	(22.4)	[2]
Total benefits and expenses									(47.4)	[2]	(34.5)	[2]	(22.4)	[2]
Income (loss) before income taxes									0	[2]	0	[2]	0	[2]
Income tax expense (benefit)									0	[2]	0	[2]	0	[2]
Net income (loss)									0	[2]	0	[2]	0	[2]
Less: Net income (loss) attributable to noncontrolling interest									0	[2]	0	[2]	0	[2]
Net income (loss) available to ING U.S., Inc.'s common shareholder									0	[2]	0	[2]	0	[2]
VOEs Adjustments
Revenues:
Net investment income									(96.5)	[2]	(111.9)	[2]	(124.4)	[2]
Fee income									(34.3)	[2]	(35.8)	[2]	0	[2]
Premiums									0	[2]	0	[2]	0	[2]
Realized capital gains (losses)									0	[2]	0	[2]	0	[2]
Other revenue									(0.6)	[2]	0	[2]	0	[2]
Income related to consolidated investment entities									0	[2]	0	[2]	0	[2]
Total revenues									(131.4)	[2]	(147.7)	[2]	(124.4)	[2]
Benefits and expenses:
Policyholder benefits and Interest credited and other benefits to contract owners									0	[2]	0	[2]	0	[2]
Other expense									0	[2]	0	[2]	0	[2]
Operating expenses related to consolidated investment entities									(34.9)	[2]	(35.8)	[2]	0	[2]
Total benefits and expenses									(34.9)	[2]	(35.8)	[2]	0	[2]
Income (loss) before income taxes									(96.5)	[2]	(111.9)	[2]	(124.4)	[2]
Income tax expense (benefit)									0	[2]	0	[2]	0	[2]
Net income (loss)									(96.5)	[2]	(111.9)	[2]	(124.4)	[2]
Less: Net income (loss) attributable to noncontrolling interest									178.1	[2]	258.3	[2]	241.6	[2]
Net income (loss) available to ING U.S., Inc.'s common shareholder									$ (274.6)	[2]	$ (370.2)	[2]	$ (366.0)	[2]

[1]	The Before Consolidation column includes the Company's equity interest in the investment products accounted for as equity method (private equity and real estate partnership funds) and available-for-sale investments (CLOs). The net income arising from consolidation of CLOs is completely attributable to other investors in these CLOs, as the Company's share has been eliminated through consolidation.
[2]	Adjustments include the elimination of intercompany transactions between the Company and its consolidated investment products, primarily the elimination of the Company's management fees expensed by the funds and recorded as operating revenues (before consolidation) by the Company.